Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

22.    SUBSEQUENT EVENTS

On January 18, 2019, the Group acquired 5.56% equity interest, 27,776,000 ordinary shares, in China Gingko Education Group Company Limited with HK$40.40 million (USD5.16 million) during its initial public offering in the Hong Kong Stock Exchange. In January 2019, the Group additionally acquired 2.71% equity interest, 13,560,000 ordinary shares with HK$19.60 million (USD2.50 million).

On January 22, 2019, the Board approved of a cash dividend of USD0.30 per ordinary share. The total amount of cash to be distributed for the dividends is approximately USD30.5 million.

In January and April 2019, the Group entered into two share purchase agreements to respectively acquire 60% equity interest in Argyle Hotel Management Group (Australia) Pty Ltd and 70% equity stake in Urban Hotel Group.

On March 11, 2019, the Group acquired 4.95% of shares in Zhejiang New Century Hotel Management Co., Ltd. in its global offering in the Hong Kong Stock Exchange, for a total amount of USD29.2 million.